Significant Accounting Policies (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Significant accounting policies
Low value assets	€ 1
Minimum
Significant accounting policies
Lease term	2 years
Maximum
Significant accounting policies
Lease term	9 years